Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events
Subsequent Events

Note 12 — Subsequent Events

Management of the Company evaluates events that have occurred after the balance sheet date of September 30, 2021 through the date these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.